INCOME AND MINING TAXES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income and mining taxes [Line Items]
Adjustments for current tax of prior periods		$ 0.0	$ 0.1
Current tax expense (income) and adjustments for current tax of prior periods		4.1	3.8
Adjustments for deferred tax of prior year		4.7	(1.3)
Deferred tax expense (income)	$ 1.9	(29.3)	(88.4)
Total income tax expense (recovery)		(25.2)	(84.6)
Canada [Member]
Income and mining taxes [Line Items]
Current tax expense (income)		4.2	2.8
Deferred tax expense (income)		(34.0)	(87.7)
Foreign [Member]
Income and mining taxes [Line Items]
Current tax expense (income)		(0.1)	0.9
Deferred tax expense (income)		$ 0.0	$ 0.6